UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 03/31/06

Item 1 -   Report to Stockholders


Annual Report
March 31, 2006


WCMA Treasury Fund


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's
Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Treasury Fund
Box 9011
Princeton, NJ 08543-9011


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WCMA Treasury Fund


Announcement to Shareholders


On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. If approved by the Fund's Board of Trustees and Fund shareholders, the combined company that results from the transaction is expected to become the investment adviser of the Fund.



Important Tax Information


Of the ordinary income distributions paid by WCMA Treasury Fund during the year ended March 31, 2006, 99.63% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund was invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is provided with respect to the ordinary income distributions paid by WCMA Treasury Fund for the fiscal year ended March 31, 2006:


        Interest-Related Dividends for Non-U.S. Residents

Month Paid:   April 2005 - December 2005                    99.46%*
              January 2006 - March 2006                     99.93%*


    Qualified Short-Term Capital Gains for Non-U.S. Residents

Month Paid:   April 2005 - December 2005                     0.39%*

 * Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.



WCMA TREASURY FUND                                               MARCH 31, 2006



A Letter From the President


Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager - BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products - including mutual funds, separately managed accounts, annuities and variable insurance funds - eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers


 * $1.039 trillion in assets under management as of March 31, 2006. Data, including assets under management, are as of March 31, 2006.



WCMA TREASURY FUND                                               MARCH 31, 2006



A Discussion With Your Fund's Portfolio Manager


We maintained a relatively conservative approach as the Federal Reserve Board continued raising interest rates and the supply of short-term Treasury issues declined.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2006, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 1.85%, 2.42%, 2.77% and 2.77%, respectively. For the six-month period ended March 31, 2006, the Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 2.33%, 2.92%, 3.29% and 3.29%, respectively. The Fund's seven-day yields as of March 31, 2006 were: 2.80% for Class 1, 3.37% for Class 2, 3.73% for Class 3 and 3.73% for Class 4.

The Fund's average portfolio maturity at March 31, 2006 was 35 days. This compared to 60 days at September 30, 2005 and 48 days at March 31, 2005.

We employed a barbell strategy for some time, but were not inclined toward that approach during the past year. Our appetite for longer-dated securities waned as it became apparent that the Federal Reserve Board (the Fed) was not through with its interest rate-hiking campaign. Under these circumstances, our goal was to capture the greatest relative value that the market had to offer at a particular point in time.

The Fed advanced its monetary tightening campaign with eight quarter-point interest rate hikes during the 12-month period. This brought the federal funds rate to 4.75% by period-end. The central bank - focused on combating inflationary fears as energy prices moved higher - continued to raise interest rates despite the untold economic damage wrought by the summer hurricanes. In October, Dr. Ben Bernanke was named as the future replacement of longtime Fed Chairman Alan Greenspan, and investors began to anticipate that perhaps the measured interest rate-hiking campaign would soon come to an end. Although the Fed did remove the critical word "measured" from the description of its monetary tightening program, Bernanke's official induction in January was accompanied by a quarter-point interest rate hike, followed by another on March 28. Many observers predict that the Fed will tighten again at its meeting in May.

In terms of supply, issuance of short-dated Treasury bills during the period was lower than one year ago. Recently, the U.S. Treasury's focus has been on the issuance of longer-dated securities, particularly with the reissuance of the 30-year Treasury bond in February. The Treasury had stopped issuing the long bond in 2001. The limited supply on the short end meant that prices were at times elevated.

Finally, it is worth commenting on the shape of the Treasury yield curve. After flattening dramatically during the course of the Fed's interest rate-hiking campaign, the curve toyed with intermittent bouts of inversion throughout the early months of 2006. At March 31, 2006, the curve was relatively flat, with the six-month Treasury bill yielding 4.81%, while the two-year Treasury note, the 10-year Treasury note and the 30-year Treasury bond yielded 4.82%, 4.86% and 4.90%, respectively.


How did you manage the portfolio during the fiscal year?

The Fund's average portfolio maturity reached a high of 65 days and a low of 35 days during the year. As the Fed tirelessly advanced its monetary tightening policy, we were reluctant to pursue longer-dated money market issues and focused primarily on capturing the greatest relative value at the short end of the Treasury curve. This meant evaluating yields available in the one-, three- and six-month sectors in an effort to enhance income and total return potential within a fairly conservative framework. We also remained cognizant of supply issues that intermittently caused prices on one-month bills to become expensive.

While we generally wanted to avoid locking into longer securities as interest rates steadily rose, we did selectively participate in the nine-month to one-year sectors as yield-enhancement opportunities presented themselves. Notably, we were able to take advantage of opportunities in these sectors in November and December, when the market began to speculate that perhaps the Fed was nearing the end of its interest rate-hiking campaign. We reverted back to a more conservative approach shortly after Dr. Bernanke assumed the role of Fed Chairman and monetary tightening moved forward uninterrupted.



WCMA TREASURY FUND                                               MARCH 31, 2006



As is customary at calendar year-end, the Fund received heavy inflows as investors shifted assets to Treasury funds for year-end tax advantages. Thus, we began to target maturities in January and February, avoiding issues maturing in December. Much of the new money was redeemed in January, so our strategy in the final quarter of the fiscal year involved carefully managing amid the asset flows in and out of the portfolio.


How would you characterize the portfolio's position at the close of the period?

We maintained ample liquidity at period-end and would characterize our position as cautiously optimistic. We believe the end of the Fed's tightening cycle is within sight, perhaps toward summer, which could eventually give us cause to become more aggressive.

Overall, the housing market still shows signs of decline, fears of increasing gasoline prices still loom for summer travelers, and the market has yet to see the type of explosive employment growth that would accompany projected 5% gross domestic product growth in the first quarter. All of these variables have been reflected in a decline in consumer confidence.

On the supply side, record U.S. deficits are expected to translate into increased debt issuance, although we believe most of the supply will continue to be skewed toward the long end. We anticipate that some of the Treasury's needs will be met by higher tax receipts both on the corporate and individual levels. However, if the economy slows, resulting in a downturn in tax receipts, we would expect front-end issuance to increase.

Under these conditions, we intend to maintain our relatively conservative approach in the immediate term. We will continue to monitor the economic data and the yield curve for signs that a Fed pause is imminent, which would give us greater reason to extend the portfolio's maturity.

The Trust's portfolio composition, as a percent of net assets, at the end of March and as of our last report to shareholders is detailed below:


                                     3/31/06         9/30/05

U.S. Government Obligations            99.0%           98.7%
Other Assets Less Liabilities           1.0             1.3
                                      ------          ------
Total                                 100.0%          100.0%
                                      ======          ======


Cindy V. Macaulay
Vice President and Portfolio Manager

April 11, 2006



WCMA TREASURY FUND                                               MARCH 31, 2006



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2005 and held through March 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                                                                                                 Expenses Paid
                                                              Beginning          Ending        During the Period*
                                                            Account Value    Account Value     October 1, 2005 to
                                                              October 1,       March 31,           March 31,
                                                                 2005             2006                2006

Actual
Class 1                                                         $1,000         $1,011.50             $7.77
Class 2                                                         $1,000         $1,014.50             $4.87
Class 3                                                         $1,000         $1,016.30             $3.12
Class 4                                                         $1,000         $1,016.30             $3.12

Hypothetical (5% annual return before expenses)**

Class 1                                                         $1,000         $1,017.17             $7.80
Class 2                                                         $1,000         $1,020.06             $4.89
Class 3                                                         $1,000         $1,021.81             $3.13
Class 4                                                         $1,000         $1,021.81             $3.13


 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.55% for Class 1, .97% for Class 2, .62% for Class 3 and .62% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


WCMA TREASURY FUND                                               MARCH 31, 2006


Statement of Assets and Liabilities                                                                            WCMA Treasury Fund

As of March 31, 2006
Assets

       Investment in Master Treasury Trust (the "Trust"), at value (identified cost--$391,914,623)                $   391,751,863
       Prepaid expenses                                                                                                    45,832
                                                                                                                  ---------------
       Total assets                                                                                                   391,797,695
                                                                                                                  ---------------

Liabilities

       Payables:
           Administrator                                                                       $        79,429
           Distributor                                                                                  70,875
           Other affiliates                                                                              4,994            155,298
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                              10,475
                                                                                                                  ---------------
       Total liabilities                                                                                                  165,773
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   391,631,922
                                                                                                                  ===============

Net Assets Consist of

       Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                          $     1,741,790
       Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               11,820,098
       Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                               16,726,134
       Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                                8,891,446
       Paid-in capital in excess of par                                                                               352,615,214
       Unrealized depreciation allocated from the Trust--net                                                            (162,760)
                                                                                                                  ---------------
       Net Assets                                                                                                 $   391,631,922
                                                                                                                  ===============

Net Asset Value

       Class 1--Based on net assets of $17,407,127 and 17,417,900 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 2--Based on net assets of $118,142,041 and 118,200,978 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 3--Based on net assets of $167,196,816 and 167,261,342 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Class 4--Based on net assets of $88,885,938 and 88,914,463 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Statement of Operations                                                                                        WCMA Treasury Fund

For the Year Ended March 31, 2006
Investment Income

       Interest from affiliates                                                                                   $        29,209
       Net investment income allocated from the Trust:
           Interest and amortization of premium and discount earned                                                    13,371,061
           Expenses                                                                                                   (1,012,033)
                                                                                                                  ---------------
       Total income                                                                                                    12,388,237
                                                                                                                  ---------------

Expenses

       Administration fees                                                                     $       977,490
       Account maintenance and distribution fees--Class 2                                              814,752
       Account maintenance and distribution fees--Class 3                                              616,784
       Account maintenance and distribution fees--Class 4                                              307,456
       Account maintenance and distribution fees--Class 1                                              196,382
       Registration fees                                                                               133,184
       Printing and shareholder reports                                                                 31,215
       Professional fees                                                                                21,241
       Transfer agent fees--Class 3                                                                     11,397
       Transfer agent fees--Class 2                                                                      8,317
       Transfer agent fees--Class 4                                                                      5,777
       Transfer agent fees--Class 1                                                                      1,369
       Other                                                                                             9,791
                                                                                               ---------------
       Total expenses before waiver                                                                  3,135,155
       Waiver of expenses                                                                          (1,074,634)
                                                                                               ---------------
       Total expenses after waiver                                                                                      2,060,521
                                                                                                                  ---------------
       Investment income--net                                                                                          10,327,716
                                                                                                                  ---------------

Realized & Unrealized Gain Allocated from the Trust--Net

       Realized gain on investments--net                                                                                   20,987
       Change in unrealized depreciation on investments--net                                                               25,253
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                             46,240
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    10,373,956
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Statements of Changes in Net Assets                                                                            WCMA Treasury Fund

                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                    2006               2005
Operations

       Investment income--net                                                                  $    10,327,716    $     3,093,847
       Realized gain--net                                                                               20,987              9,066
       Change in unrealized depreciation--net                                                           25,253          (160,496)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         10,373,956          2,942,417
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net:
           Class 1                                                                                   (362,617)           (53,371)
           Class 2                                                                                 (2,920,261)          (827,425)
           Class 3                                                                                 (4,645,621)        (1,567,468)
           Class 4                                                                                 (2,399,217)          (645,583)
       Realized gain--net:
           Class 1                                                                                     (1,118)              (490)
           Class 2                                                                                     (6,846)            (3,269)
           Class 3                                                                                     (8,972)            (3,638)
           Class 4                                                                                     (4,051)            (1,669)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders      (10,348,703)        (3,102,913)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net increase (decrease) in net assets derived from beneficial interest transactions          24,835,652       (75,194,795)
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                      24,860,905       (75,355,291)
       Beginning of year                                                                           366,771,017        442,126,308
                                                                                               ---------------    ---------------
       End of year                                                                             $   391,631,922    $   366,771,017
                                                                                               ===============    ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Financial Highlights                                                                                           WCMA Treasury Fund
                                                                                             Class 1

                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                    For the Year Ended March 31,          to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                            .0184            .0025            .0003            .0002
       Realized and unrealized gain (loss)--net                          .0002          (.0004)          (.0002)            .0001
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                  .0186            .0021            .0001            .0003
                                                                  ------------     ------------     ------------     ------------
       Less dividends and distributions:
           Investment income--net                                      (.0184)          (.0025)          (.0003)          (.0002)
           Realized gain--net                                          (.0001)              --*          (.0001)               --
                                                                  ------------     ------------     ------------     ------------
       Total dividends and distributions                               (.0185)          (.0025)          (.0004)          (.0002)
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           1.87%             .26%             .04%             .04%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets++++

       Total expenses, net of waiver and/or reimbursement                1.55%            1.32%             .96%             .02%
                                                                  ============     ============     ============     ============
       Total expenses                                                    1.55%            1.56%            1.58%             .02%
                                                                  ============     ============     ============     ============
       Total investment income and realized gain--net                    1.82%             .25%             .04%             .02%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $     17,407     $     23,145     $     26,768     $         25
                                                                  ============     ============     ============     ============


         * Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Financial Highlights (continued)                                                                               WCMA Treasury Fund
                                                                                             Class 2

                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                    For the Year Ended March 31,          to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                            .0241            .0060            .0007            .0002
       Realized and unrealized gain (loss)--net                          .0001          (.0004)             --**            .0001
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                  .0242            .0056            .0007            .0003
                                                                  ------------     ------------     ------------     ------------
       Less dividends and distributions:
           Investment income--net                                      (.0241)          (.0060)          (.0007)          (.0002)
           Realized gain--net                                          (.0001)              --*          (.0001)               --
                                                                  ------------     ------------     ------------     ------------
       Total dividends and distributions                               (.0242)          (.0060)          (.0008)          (.0002)
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           2.45%             .61%             .08%             .04%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets++++

       Total expenses, net of waiver and/or reimbursement                 .98%             .99%             .92%             .02%
                                                                  ============     ============     ============     ============
       Total expenses                                                    1.24%            1.24%            1.25%             .02%
                                                                  ============     ============     ============     ============
       Total investment income and realized gain--net                    2.42%             .59%             .08%             .02%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    118,142     $    123,994     $    157,800     $         25
                                                                  ============     ============     ============     ============

         * Amount is less than $(.0001) per share.

        ** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Financial Highlights (continued)                                                                               WCMA Treasury Fund
                                                                                             Class 3

                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                    For the Year Ended March 31,          to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                            .0277            .0094            .0035            .0002
       Realized and unrealized gain (loss)--net                          .0001          (.0004)             --**            .0001
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                  .0278            .0090            .0035            .0003
                                                                  ------------     ------------     ------------     ------------
       Less dividends and distributions:
           Investment income--net                                      (.0277)          (.0094)          (.0035)          (.0002)
           Realized gain--net                                          (.0001)              --*          (.0001)               --
                                                                  ------------     ------------     ------------     ------------
       Total dividends and distributions                               (.0278)          (.0094)          (.0036)          (.0002)
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           2.81%             .95%             .36%             .04%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets++++

       Total expenses, net of waiver and/or reimbursement                 .63%             .65%             .64%             .02%
                                                                  ============     ============     ============     ============
       Total expenses                                                     .94%             .94%             .95%             .02%
                                                                  ============     ============     ============     ============
       Total investment income and realized gain--net                    2.80%             .95%             .36%             .02%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    167,197     $    162,092     $    168,710     $         25
                                                                  ============     ============     ============     ============

         * Amount is less than $(.0001) per share.

        ** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Financial Highlights (concluded)                                                                               WCMA Treasury Fund
                                                                                             Class 4

                                                                                                                  For the Period
                                                                                                                 March 20, 2003++
The following per share data and ratios have been derived                    For the Year Ended March 31,          to March 31,
from information provided in the financial statements.                  2006            2005             2004          2003
Per Share Operating Performance

       Net asset value, beginning of period                       $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ------------     ------------     ------------     ------------
       Investment income--net                                            .0277            .0094            .0035            .0002
       Realized and unrealized gain (loss)--net                          .0001          (.0003)             --**            .0001
                                                                  ------------     ------------     ------------     ------------
       Total from investment operations                                  .0278            .0091            .0035            .0003
                                                                  ------------     ------------     ------------     ------------
       Less dividends and distributions:
           Investment income--net                                      (.0277)          (.0094)          (.0035)          (.0002)
           Realized gain--net                                          (.0001)              --*          (.0001)               --
                                                                  ------------     ------------     ------------     ------------
       Total dividends and distributions                               (.0278)          (.0094)          (.0036)          (.0002)
                                                                  ------------     ------------     ------------     ------------
       Net asset value, end of period                             $       1.00     $       1.00     $       1.00     $       1.00
                                                                  ============     ============     ============     ============
       Total investment return                                           2.81%             .95%             .36%             .04%
                                                                  ============     ============     ============     ============

Ratios to Average Net Assets++++

       Total expenses, net of waiver and/or reimbursement                 .63%             .65%             .65%             .02%
                                                                  ============     ============     ============     ============
       Total expenses                                                     .93%             .93%             .96%             .02%
                                                                  ============     ============     ============     ============
       Total investment income and realized gain--net                    2.86%             .91%             .36%             .02%
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $     88,886     $     57,539     $     88,849     $         25
                                                                  ============     ============     ============     ============

         * Amount is less than $(.0001) per share.

        ** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain--net.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006



Notes to Financial Statements                                WCMA Treasury Fund


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2006 was 44.8%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Account
                                         Maintenance       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%



WCMA TREASURY FUND                                               MARCH 31, 2006



Notes to Financial Statements (continued)                    WCMA Treasury Fund


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For year ended March 31, 2006, MLPF&S earned fees of $1,935,374, of which $1,074,634 was waived.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to merge ML & Co.'s investment management business, including FAM, with the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.


3. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $24,835,652 and $(75,194,795) for the years ended March 31, 2006 and March 31, 2005, respectively.


Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              329,395,758    $   329,395,758
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             363,724            363,724
                                     ---------------    ---------------
Total issued                             329,759,482        329,759,482
Shares redeemed                        (335,500,098)      (335,500,098)
                                     ---------------    ---------------
Net decrease                             (5,740,616)    $   (5,740,616)
                                     ===============    ===============



Class 1 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              278,318,262    $   278,318,262
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                              53,865             53,865
                                     ---------------    ---------------
Total issued                             278,372,127        278,372,127
Shares redeemed                        (281,985,531)      (281,985,531)
                                     ---------------    ---------------
Net decrease                             (3,613,404)    $   (3,613,404)
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                              620,968,152    $   620,968,152
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           2,927,107          2,927,107
                                     ---------------    ---------------
Total issued                             623,895,259        623,895,259
Shares redeemed                        (629,756,903)      (629,756,903)
                                     ---------------    ---------------
Net decrease                             (5,861,644)    $   (5,861,644)
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              707,040,659    $   707,040,659
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             830,645            830,645
                                     ---------------    ---------------
Total issued                             707,871,304        707,871,304
Shares redeemed                        (741,617,318)      (741,617,318)
                                     ---------------    ---------------
Net decrease                            (33,746,014)    $  (33,746,014)
                                     ===============    ===============



WCMA TREASURY FUND                                               MARCH 31, 2006



Notes to Financial Statements (concluded)                    WCMA Treasury Fund


Class 3 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,335,060,352    $ 1,335,060,352
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           4,654,593          4,654,593
                                     ---------------    ---------------
Total issued                           1,339,714,945      1,339,714,945
Shares redeemed                      (1,334,623,614)    (1,334,623,614)
                                     ---------------    ---------------
Net increase                               5,091,331    $     5,091,331
                                     ===============    ===============



Class 3 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                            1,323,036,450    $ 1,323,036,450
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           1,571,106          1,571,106
                                     ---------------    ---------------
Total issued                           1,324,607,556      1,324,607,556
Shares redeemed                      (1,331,156,594)    (1,331,156,594)
                                     ---------------    ---------------
Net decrease                             (6,549,038)    $   (6,549,038)
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2006                          Shares             Amount

Shares sold                            1,020,029,299    $ 1,020,029,299
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                           2,403,267          2,403,267
                                     ---------------    ---------------
Total issued                           1,022,432,566      1,022,432,566
Shares redeemed                        (991,085,985)      (991,085,985)
                                     ---------------    ---------------
Net increase                              31,346,581    $    31,346,581
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2005                          Shares             Amount

Shares sold                              874,328,937    $   874,328,937
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             647,252            647,252
                                     ---------------    ---------------
Total issued                             874,976,189        874,976,189
Shares redeemed                        (906,262,528)      (906,262,528)
                                     ---------------    ---------------
Net decrease                            (31,286,339)    $  (31,286,339)
                                     ===============    ===============


4. Distribution to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2006 and March 31, 2005 was as follows:


                                           3/31/2006          3/31/2005

Distributions paid from:
   Ordinary income                   $    10,348,703    $     3,093,965
   Net long-term capital gains                    --              8,948
                                     ---------------    ---------------
Total taxable distributions          $    10,348,703    $     3,102,913
                                     ===============    ===============


As of March 31, 2006, there were no significant differences between the book and tax components of net assets.



WCMA TREASURY FUND                                               MARCH 31, 2006



Report of Independent Registered Public Accounting Firm      WCMA Treasury Fund


To the Shareholders and Board of Trustees of WCMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Treasury Fund as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Treasury Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 22, 2006



WCMA TREASURY FUND                                               MARCH 31, 2006


Schedule of Investments                                                            Master Treasury Trust           (In Thousands)
                                                             Face              Interest                Maturity
Issue                                                       Amount             Rate(s)                   Date            Value
U.S. Government Obligations*--99.0%

U.S. Treasury Bills                                        $140,160           3.861 - 4.485 %          4/06/2006      $   140,062
                                                            158,782           3.955 - 4.586            4/13/2006          158,532
                                                            172,889           4.005 - 4.58             4/20/2006          172,455
                                                             90,046            4.06 - 4.595            4/27/2006           89,750
                                                             18,648                   4.351            5/04/2006           18,575
                                                             30,000           4.362 - 4.39             5/11/2006           29,857
                                                              4,501                   4.442            5/18/2006            4,476
                                                             26,000                   4.467            5/25/2006           25,831
                                                             38,000           4.162 - 4.172            6/08/2006           37,689
                                                             35,000            4.19 - 4.217            6/22/2006           34,653
                                                             30,877            4.34 - 4.38             7/27/2006           30,433

U.S. Treasury Notes                                          10,000                   2.25             4/30/2006            9,981
                                                             57,000                   2.00             5/15/2006           56,816
                                                              5,000                   4.625            5/15/2006            5,000
                                                             30,000                   2.50             5/31/2006           29,896
                                                              5,000                   2.375            8/15/2006            4,956
                                                              4,700                   2.50            10/31/2006            4,637
                                                             11,402                   2.875           11/30/2006           11,255

Total Investments (Cost--$864,935**)--99.0%                                                                               864,854
Other Assets Less Liabilities--1.0%                                                                                         8,683
                                                                                                                      -----------
Net Assets--100.0%                                                                                                    $   873,537
                                                                                                                      ===========


*   U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

**  The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $       864,935
                                                    ===============
    Gross unrealized appreciation                   $            23
    Gross unrealized depreciation                             (104)
                                                    ---------------
    Net unrealized depreciation                     $          (81)
                                                    ===============


    See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Statement of Assets and Liabilities                                                                         Master Treasury Trust

As of March 31, 2006
Assets

       Investments in unaffiliated securities, at value (identified cost--$864,935,150)                           $   864,853,868
       Cash                                                                                                                25,581
       Receivables:
           Contributions                                                                       $     7,871,204
           Interest                                                                                  1,030,172          8,901,376
                                                                                               ---------------
       Prepaid expenses                                                                                                     5,506
                                                                                                                  ---------------
       Total assets                                                                                                   873,786,331
                                                                                                                  ---------------

Liabilities

       Payables:
           Investment adviser                                                                          149,044
           Other affiliates                                                                              8,565            157,609
                                                                                               ---------------
       Accrued expenses                                                                                                    91,924
                                                                                                                  ---------------
       Total liabilities                                                                                                  249,533
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   873,536,798
                                                                                                                  ===============

Net Assets Consist of

       Investors' capital                                                                                         $   873,618,080
       Unrealized depreciation--net                                                                                      (81,282)
                                                                                                                  ---------------
       Net Assets                                                                                                 $   873,536,798
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations                                                                                     Master Treasury Trust

For the Year Ended March 31, 2006
Investment Income

       Interest and amortization of premium and discount earned                                                   $    29,915,030

Expenses

       Investment advisory fees                                                                $     1,913,838
       Accounting services                                                                             223,071
       Professional fees                                                                                47,605
       Trustees' fees and expenses                                                                      38,484
       Custodian fees                                                                                   31,548
       Pricing fees                                                                                      3,836
       Printing and shareholder reports                                                                    273
       Other                                                                                            20,903
                                                                                               ---------------
       Total expenses                                                                                                   2,279,558
                                                                                                                  ---------------
       Investment income--net                                                                                          27,635,472
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                   49,565
       Change in unrealized depreciation on investments--net                                                               55,776
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                            105,341
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $    27,740,813
                                                                                                                  ===============

       See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006


Statements of Changes in Net Assets                                                                         Master Treasury Trust
                                                                                                     For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                   2006                2005
Operations

       Investment income--net                                                                  $    27,635,472    $    13,655,989
       Realized gain--net                                                                               49,565             23,252
       Change in unrealized depreciation--net                                                           55,776          (391,579)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                         27,740,813         13,287,662
                                                                                               ---------------    ---------------

Capital Transactions

       Proceeds from contributions                                                               4,793,985,856      5,338,064,437
       Fair value of withdrawals                                                               (4,917,573,291)    (5,497,700,237)
                                                                                               ---------------    ---------------
       Net decrease in net assets derived from capital transactions                              (123,587,435)      (159,635,800)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                               (95,846,622)      (146,348,138)
       Beginning of year                                                                           969,383,420      1,115,731,558
                                                                                               ---------------    ---------------
       End of year                                                                             $   873,536,798    $   969,383,420
                                                                                               ===============    ===============

       See Notes to Financial Statements.



Financial Highlights                                                                                        Master Treasury Trust

                                                                                                                 For the Period
                                                                                                              February 13, 2003++
The following per share data and ratios have been derived                   For the Year Ended March 31,          to March 31,
from information provided in the financial statements.                  2006            2005             2004         2003
Total Investment Return

       Total investment return                                           3.22%            1.35%             .81%            .60%*
                                                                  ============     ============     ============     ============


Ratios to Average Net Assets

       Expenses                                                           .26%             .25%             .23%            .25%*
                                                                  ============     ============     ============     ============
       Investment income and realized gain--net                          3.14%            1.34%             .82%            .98%*
                                                                  ============     ============     ============     ============

Supplemental Data

       Net assets, end of period (in thousands)                   $    873,537     $    969,383     $  1,115,732     $  1,298,116
                                                                  ============     ============     ============     ============

         * Annualized.

        ++ Commencement of operations.

           See Notes to Financial Statements.


WCMA TREASURY FUND                                               MARCH 31, 2006



Notes to Financial Statements                             Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2006, the Trust reimbursed FAM $19,874 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.



WCMA TREASURY FUND                                               MARCH 31, 2006



Report of Independent Registered Public Accounting Firm   Master Treasury Trust


To the Investors and Board of
Trustees of Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury Trust as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury Trust as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey


May 22, 2006



WCMA TREASURY FUND                                               MARCH 31, 2006


Officers and Trustees
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                        Position(s)  Length of                                              Fund Complex   Directorships
                        Held with    Time                                                   Overseen by    Held by
Name, Address & Age     Fund/Trust   Served    Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*    President    2005 to   President of MLIM/FAM-advised funds since    131 Funds      None
P.O. Box 9011           and          present   2005; President of MLIM and FAM since 2001;  177 Portfolios
Princeton,              Trustee                Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                  to 2001 and Senior Vice President from 1999
Age: 51                                        to 2001; President and Director of Princeton
                                               Services, Inc. ("Princeton Services") since
                                               2001; President of Princeton Administrators,
                                               L.P. ("Princeton Administrators") since 2001;
                                               Chief Investment Officer of OppenheimerFunds,
                                               Inc. in 1999 and Executive Vice President
                                               thereof from 1991 to 1999.




 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser.
   Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust
   President, Mr. Doll serves at the pleasure of the Board of Trustees.


WCMA TREASURY FUND                                               MARCH 31, 2006


Officers and Trustees (continued)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                        Position(s)  Length of                                              Fund Complex   Directorships
                        Held with    Time                                                   Overseen by    Held by
Name, Address & Age     Fund/Trust   Served    Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Independent Trustees*


Ronald W. Forbes**      Trustee      2002 to   Professor Emeritus of Finance, School of     49 Funds       None
P.O. Box 9095                        present   Business, State University of New York at    50 Portfolios
Princeton,                                     Albany since 2000 and Professor thereof
NJ 08543-9095                                  from 1989 to 2000; International Consultant,
Age: 65                                        Urban Institute, Washington, D.C. from
                                               1995 to 1999.


Cynthia A. Montgomery   Trustee      2002 to   Professor, Harvard Business School since     49 Funds       Newell
P.O. Box 9095                        present   1989; Associate Professor, J.L. Kellogg      50 Portfolios  Rubbermaid, Inc.
Princeton,                                     Graduate School of Management, Northwestern                 (manufacturing)
NJ 08543-9095                                  University from 1985 to 1989; Associate
Age: 53                                        Professor, Graduate School of Business
                                               Administration, University of Michigan
                                               from 1979 to 1985; Director, Harvard
                                               Business School Publishing since 2005;
                                               Director, McLean Hospital since 2005.


Jean Margo Reid         Trustee      2004 to   Self-employed consultant since 2001;         49 Funds       None
P.O. Box 9095                        present   Counsel of Alliance Capital Management       50 Portfolios
Princeton,                                     (investment adviser) in 2000; General
NJ 08543-9095                                  Counsel, Director and Secretary of
Age: 60                                        Sanford C. Bernstein & Co., Inc. (investment
                                               adviser/broker-dealer) from 1997 to 2000;
                                               Secretary, Sanford C. Bernstein Fund, Inc.
                                               from 1994 to 2000; Director and Secretary
                                               of SCB, Inc. since 1998; Director and
                                               Secretary of SCB Partners, Inc. since 2000; and
                                               Director of Covenant House from 2001 to 2004.


Roscoe S. Suddarth      Trustee      2002 to   President, Middle East Institute from 1995   49 Funds       None
P.O. Box 9095                        present   to 2001; Foreign Service Officer, United     50 Portfolios
Princeton,                                     States Foreign Service, from 1961 to 1995 and
NJ 08543-9095                                  Career Minister from 1989 to 1995; Deputy
Age: 70                                        Inspector General, U.S. Department of State,
                                               from 1991 to 1994; U.S. Ambassador to the
                                               Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West         Trustee      2002 to   Professor of Finance from 1984 to 1995,      49 Funds       Bowne & Co.,
P.O. Box 9095                        present   Dean from 1984 to 1993 and since 1995        50 Portfolios  Inc. (financial
Princeton,                                     Dean Emeritus of New York University                        printers);
NJ 08543-9095                                  Leonard N. Stern School of Business                         Vornado Realty
Age: 68                                        Administration.                                             Trust (real estate
                                                                                                           company);
                                                                                                           Alexander's, Inc.
                                                                                                           (real estate
                                                                                                           company)


Edward D. Zinbarg       Trustee      2002 to   Self-employed financial consultant since     49 Funds       None
P.O. Box 9095                        present   1994; Executive Vice President of the        50 Portfolios
Princeton,                                     Prudential Insurance Company of America
NJ 08543-9095                                  from 1988 to 1994; Former Director of
Age: 71                                        Prudential Reinsurance Company and former
                                               Trustee of the Prudential Foundation.



 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Trustees and the Audit Committee.


WCMA TREASURY FUND                                               MARCH 31, 2006


Officers and Trustees (concluded)

                        Position(s)  Length of
                        Held with    Time
Name, Address & Age     Fund/Trust   Served    Principal Occupation(s) During Past 5 Years
Fund Officers*


Donald C. Burke         Vice         2003 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011           President    present   1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,              and                    and Director since 2004; Vice President of FAM Distributors, Inc. ("FAMD")
NJ 08543-9011           Treasurer              since 1999 and Director since 2004; Vice President of MLIM and FAM from 1990
Age: 45                                        to 1997; Director of Taxation of MLIM from 1990 to 2001; Vice President,
                                               Treasurer and Secretary of the IQ Funds since 2004.


Cindy V. Macaulay       Vice         2002 to   Vice President of MLIM since 1996.
P.O. Box 9011           President    present
Princeton,
NJ 08543-9011
Age: 39


Jeffrey Hiller          Chief        2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
P.O. Box 9011           Compliance   present   President and Chief Compliance Officer of MLIM (Americas Region) since
Princeton,              Officer                2004; Chief Compliance Officer of the IQ Funds since 2004; Global Director
NJ 08543-9011                                  of Compliance at Morgan Stanley Investment Management from 2002 to 2004;
Age: 54                                        Managing Director and Global Director of Compliance at Citigroup Asset
                                               Management from 2000 to 2002; Chief Compliance Officer at Soros Fund
                                               Management in 2000; Chief Compliance Officer at Prudential Financial from
                                               1995 to 2000; Senior Counsel in the Commission's Securities and Exchange
                                               Division of Enforcement in Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino     Secretary    2004 to   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011                        present   1999 to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM,
Princeton,                                     FAM, FAMD and Princeton Services since 2004.
NJ 08543-9011
Age: 46


 * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-637-3863.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA account, call 800-262-4636.



WCMA TREASURY FUND                                               MARCH 31, 2006



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



WCMA TREASURY FUND                                               MARCH 31, 2006



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


WCMA TREASURY FUND                                               MARCH 31, 2006


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 -   Principal Accountant Fees and Services

           WCMA Treasury Fund
           (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $6,600
                                    Fiscal Year Ending March 31, 2005 - $6,500

           (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $6,000
                                    Fiscal Year Ending March 31, 2005 - $6,300

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           Master Treasury Trust
           (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $28,500
                                    Fiscal Year Ending March 31, 2005 - $28,000

           (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $9,200
                                    Fiscal Year Ending March 31, 2005 - $8,700

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                    Fiscal Year Ending March 31, 2005 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ending March 31, 2006 - $3,754,550
               Fiscal Year Ending March 31, 2005 - $10,018,400

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       ---------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 22, 2006


By:     /s/ Donald C. Burke
       ---------------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: May 22, 2006